Impairment of assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	$ 1,157	$ 1,309	$ 1,660	$ 2,046
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,130	1,296	1,561	1,945
Operating segments [member] | gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	431	589	746	1,125
Operating segments [member] | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 373	$ 681	$ 477	$ 691